Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity	$ (7,375)	$ (9,219)
Five Percent Increase Effect On Net Income Loss And Equity	(3,687)	(4,609)
Five Percent Decrease Effect On Net Income Loss And Equity	3,687	4,609
Ten Percent Decrease Effect On Net Income (Loss) And Equity	7,375	9,219
Shekel/EUR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Ten Percent Increase Effect On Net Income (Loss) And Equity	(1,094)	(728)
Five Percent Increase Effect On Net Income Loss And Equity	(547)	(364)
Five Percent Decrease Effect On Net Income Loss And Equity	547	364
Ten Percent Decrease Effect On Net Income (Loss) And Equity	1,094	728
Cpi Linked Member
Disclosure of risk management strategy related to hedge accounting [line items]
Two Percent Increase Effect On Net Income Loss And Equity	(6,306)	(6,639)
One Percent Increase Effect On Net Income Loss And Equity	(3,153)	(3,320)
One Percent Decrease Effect On Net Income Loss And Equity	3,153	3,320
Two Percent Decrease Effect On Net Income Loss And Equity	$ 6,306	$ 6,201